Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 169,035	R$ 486,258
Financial investments	404,113	291,363
Trade receivables	887,734	850,683
Inventories	438,865	269,585
Deposits	380,267	191,184
Advance to suppliers and third parties	302,658	270,342
Recoverable taxes	195,175	176,391
Derivative assets	16,250	4,936
Other credits and amounts	199,446	147,299
Total current assets	2,993,543	2,688,041
Non-current assets
Financial investments	19,305	82,326
Deposits	2,279,503	1,757,842
Advance to suppliers and third parties	49,698	76,138
Recoverable taxes	53,107	72,976
Deferred taxes	77,251	75,799
Derivative assets	13,006	109,124
Other credits and amounts	33,187	41,718
Property, plant and equipment	9,588,696	7,675,170
Intangible assets	1,862,989	1,823,209
Total non-current assets	13,976,742	11,714,302
Total	16,970,285	14,402,343
Current liabilities
Loans and financing	1,126,629	634,614
Leases	1,948,258	2,057,687
Suppliers	2,274,503	1,820,056
Suppliers – factoring	29,941	22,733
Salaries, wages and benefits	600,451	374,576
Taxes payable	258,811	122,036
Landing fees	1,173,158	911,174
Advance ticket sales	3,502,556	2,670,469
Mileage program	1,576,849	1,298,782
Advances from customers	354,904	237,092
Provisions	634,820	477,324
Derivatives liabilities	519
Other liabilities	379,848	455,251
Total current liabilities	13,861,247	11,081,794
Non-current liabilities
Loans and financing	10,858,262	11,265,416
Leases	9,258,701	8,705,297
Suppliers	45,451	78,914
Salaries, wages and benefits	285,736	25,919
Taxes payable	265,112	24,414
Landing fees	218,459	277,060
Mileage program	292,455	318,349
Provisions	2,894,983	3,109,998
Deferred taxes	36,354	411
Derivatives liabilities	17
Other liabilities	312,323	568,449
Total non-current liabilities	24,467,853	24,374,227
Equity (deficit)
Capital stock	4,040,397	4,039,112
Advances for future capital increase		3
Treasury shares	(38,910)	(41,514)
Capital reserves	1,178,568	208,711
Equity valuation adjustments	(770,489)	(1,053,082)
Accumulated losses	(25,768,381)	(24,206,908)
Total deficit	(21,358,815)	(21,053,678)
Total liabilities and deficit	R$ 16,970,285	R$ 14,402,343